Additional Financial Information - Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Additional Financial Information [Abstract]
Cash and cash equivalents	$ 76,089	$ 58,102
Restricted cash	8,266	4,471
Total cash, cash equivalents and restricted cash	$ 84,355	$ 62,573	$ 318,069	$ 3,038